TRANSITION PERIOD COMPARATIVE DATA (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Data:
Revenues	$ 509	$ 1,986	$ 2,071	$ 2,726	$ 6,004	$ 4,949	$ 3,411
Cost of revenues	230	801	1,377	1,539	3,011	2,696	2,291
GROSS PROFIT	279	1,185	694	1,187	2,993	2,253	1,120
Operating expenses:
Research and development	946	547	2,607	1,093	2,474	1,338	1,330
Selling and marketing	402	302	1,246	1,045	1,973	1,236	1,040
General and administrative (including $1,454 and $99 of share based compensation for the six month periods ended June 30, 2012 and 2011, respectively)	2,212	2,486	3,999	2,391	12,275	2,898	1,467
Total operating expenses	3,560	3,335	7,852	4,529	16,722	5,472	3,837
LOSS FROM OPERATIONS	(3,281)	(2,150)	(7,158)	(3,342)	(13,729)	(3,219)	(2,717)
Financial expenses (income), net	4,218	108	(109)	787	934	154	(40)
LOSS BEFORE TAX EXPENSES	(7,499)	(2,258)	(7,049)	(4,129)	(14,663)	(3,373)	(2,677)
Tax expenses	7	25	32	20	2	47	47
NET LOSS	(7,506)	(2,283)	(7,081)	(4,149)	(14,665)	(3,420)	(2,724)
Net loss per share - basic and diluted	$ (0.11)	$ (0.04)	$ (0.1)	$ (0.07)	$ (0.24)	$ (0.07)	$ (0.06)
Weighted average number of ordinary shares used in computing net loss per share- basic and diluted	68,296,940	64,300,685	68,176,882	57,312,945	61,439,700	49,234,528	47,658,853
Allocation of share-based compensation expense:
Total share-based compensation expense			1,944		9,590	1,620	562
Cash Flow Data:
Net cash used by operating activities	(2,356)	(2,065)	(4,363)	(1,786)	(6,003)	(2,710)	(1,545)
Net cash used by investing activities	(57)	264	(200)	(144)	13	(46)	(346)
Net cash provided by financing activities	432	1,407	9,753	9,356	10,669	3,037	655
Effect of exchange rate changes on cash and cash equivalents	(6)	(191)		8	(221)	(21)	41
Net increase in cash and cash equivalents	(1,987)	(585)	5,190	7,434	4,458	260	(1,195)
General and Administrative [Member]
Allocation of share-based compensation expense:
Total share-based compensation expense			$ 1,454	$ 99	$ 8,542	$ 869	$ 65